Construction loan payable (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Construction Loan Payable

	2017	2016
First advance	$6,304	$—
Less: transaction costs (net of amortization)	(1,122)	—
Add: accrued interest	185	—

	$5,367	$—